Long-term Investments	12 Months Ended
Dec. 31, 2019
LONG-TERM INVESTMENTS [Abstract]
Long-term Investments

8.                  LONG-TERM INVESTMENTS

As of December 31, 2018 and 2019, the aggregate carrying value of all equity investments was US$63,305 and US$63,345, respectively. The Sogou Group’s equity investments mainly consisted of equity interests held by the Sogou Group in Zhihu Technology Limited, a company that engages primarily in the business of operating an online question and answer-based knowledge and information sharing platform.

Impairment losses for the years ended December 31, 2017, 2018, and 2019, were recorded at US$230, US$2,605, and US$10,965, respectively, in other income, net, for the years ended December 31, 2017, 2018, and 2019, and a cumulative impairment loss of US$13,800 was recognized as of December 31, 2019. Upward adjustments in accordance with ASC321 for the years ended December 31, 2017, 2018, and 2019 were nil, US$18,013, and nil, respectively.